Operating Activities (Tables)	12 Months Ended
Dec. 31, 2022
Operating Activities
Schedule of research and development expense components

	Years Ended December 31,
	2022	2021	2020

	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$7,396	$6,794	$3,337
Share-based compensation expenses	760	1,051	1,496
Depreciation	512	273	92
External expenses	8,388	11,465	5,977
Total research and development expenses	$17,056	$19,583	$10,902

Schedule of general and administrative expense components

	Years Ended December 31,
	2022	2021	2020

	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$1,983	$1,824	$1,098
Share-based compensation expenses	182	328	1,912
Professional and other fees	5,901	4,028	2,644
Depreciation	142	71	12
Total general and administrative expenses	$8,208	$6,251	$5,666